Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index. Rental expense for premises leased on a long-term basis for the year ended December 31, 2018 amounted to $5.6 million (December 31, 2017: $4.9 million).

Year ended
December 31, 2019
Lease costs
Operating lease costs	6,606
Short-term lease costs	858
Sublease (income)	(534)
Total net lease cost	6,930
Operating lease income	677
Other information for the period
Right-of-use assets related to new operating lease liabilities	28,703
Operating cash flows from operating leases	7,071

Other information at end of period	As at December 31, 2019
Operating leases right-of-use assets (included in other assets on the balance sheets)	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	48,334
Weighted average remaining lease term for operating leases (in years)	10.37
Weighted average discount rate for operating leases	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2019:
Year ending December 31	Operating Leases
2020	8,570
2021	8,312
2022	7,923
2023	7,004
2024	4,324
2025 & thereafter	27,194
Total commitments	63,327
Less: effect of discounting cash flows to their present value	(14,993)
Operating lease liabilities	48,334

Leases	Leases

The Bank enters into operating lease agreements either as the lessee or the lessor, mostly for office and parking spaces as well as for small office equipment. The terms of the existing leases, including renewal options that are reasonably certain to be exercised, extend up to the year 2035. Certain lease payments will be adjusted during the related lease's term based on movements in the relevant consumer price index. Rental expense for premises leased on a long-term basis for the year ended December 31, 2018 amounted to $5.6 million (December 31, 2017: $4.9 million).

Year ended
December 31, 2019
Lease costs
Operating lease costs	6,606
Short-term lease costs	858
Sublease (income)	(534)
Total net lease cost	6,930
Operating lease income	677
Other information for the period
Right-of-use assets related to new operating lease liabilities	28,703
Operating cash flows from operating leases	7,071

Other information at end of period	As at December 31, 2019
Operating leases right-of-use assets (included in other assets on the balance sheets)	47,947
Operating lease liabilities (included in other liabilities on the balance sheets)	48,334
Weighted average remaining lease term for operating leases (in years)	10.37
Weighted average discount rate for operating leases	5.25%

The following table summarizes the maturity analysis of the Bank's commitments for long-term leases as at December 31, 2019:
Year ending December 31	Operating Leases
2020	8,570
2021	8,312
2022	7,923
2023	7,004
2024	4,324
2025 & thereafter	27,194
Total commitments	63,327
Less: effect of discounting cash flows to their present value	(14,993)
Operating lease liabilities	48,334